Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Taxes [Abstract]
Tax rate	16.50%	16.50%
Net profit exceeds (in Dollars)		$ 2
Net profit of less (in Dollars)		$ 2
Income tax rate	8.25%	8.25%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Corporate Income Tax, Preferential Policies	On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, 2019 No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB 1,000,000 (including RMB1,000,000), approximately $148,610 , their income is reduced by 25 % to the taxable income, and enterprise income tax is paid at 20 % tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB 1,000,000, approximately $148,610, but not more than RMB 3,000,000, approximately $445,831, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. Tiancheng Jinhui was eligible to enjoy a preferential tax rate of 10% for the year ended December 31, 2023.	On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, 2019 No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB 1,000,000 (including RMB1,000,000), approximately $148,610 , their income is reduced by 25 % to the taxable income, and enterprise income tax is paid at 20 % tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB 1,000,000, approximately $148,610, but not more than RMB 3,000,000, approximately $445,831, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. Tiancheng Jinhui was eligible to enjoy a preferential tax rate of 10% for the year ended December 31, 2023.
Subsidiary incurred amount (in Dollars)			$ 344,401
Net operating loss (in Dollars)	$ 897,231
VAT rate	6.00%	6.00%	6.00%	6.00%
Collection rate	3.00%	3.00%
Reduced rate	1.00%	1.00%